Related undertakings	12 Months Ended
Mar. 31, 2020
Related undertakings
Related undertakings

33. Related undertakings

A full list of all of our subsidiaries, joint arrangements and associated undertakings is detailed below.

A full list of subsidiaries, joint arrangements and associated undertakings (as defined in the Large and Medium-sized Companies and Groups (Accounts and Reports) Regulations 2008) as at 31 March 2020 is detailed below. No subsidiaries are excluded from the Group consolidation. Unless otherwise stated the Company’s subsidiaries all have share capital consisting solely of ordinary shares and are indirectly held. The percentage held by Group companies reflect both the proportion of nominal capital and voting rights unless otherwise stated.

Subsidiaries

Accounting policies

A subsidiary is an entity controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share   of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Company name	% of share class held by Group Companies	Share class
Albania
Autostrada Tirane-Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania
Vodafone Albania Sh.A	99.94	Ordinary shares
Angola
Rua Fernao de Sousa, Condominio do Benga, 10A, Vila Alice, Luanda, Angola
Vodacom Business (Angola) Limitada [5]	59.89	Ordinary shares
Argentina
Cerrito 348, 5 to B, C1010AAH, Buenos Aires, Argentina
CWGNL S.A.	100.00	Ordinary shares
Australia
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
Talkland Australia Pty Limited	100.00	Ordinary shares
Mills Oakley , Level 7, 151 Clarence Street, Sydney NSW 2000, Australia
Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares
Austria
c/o Stolitzka & Partner Rechtsanwälte OG, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria
Vodafone Enterprise Austria GmbH	100.00	Ordinary shares
Bahrain
RSM Bahrain, 3rd floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain
Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares
Belgium
Malta House, rue Archimède 25, 1000 Bruxelles, Belgium
Vodafone Belgium SA/NV	100.00	Ordinary shares
Brazil
Avenida Cidade Jardim, 400, 7th and 20th Floors, Jardim Paulistano, São Paulo, Brazil, 01454-000
Vodafone Serviços Empresariais Brasil Ltda.	100.00	Ordinary shares
Av José Rocha Bonfim, 214, Cond Praça Capital - Edifício Toronto, sls 228/229 13080-900 Jardim Santa Genebra - Campinas, São Paulo, Brazil
Cobra do Brasil Serviços de Telemàtica ltda. (in process of dissolution)	70.00	Ordinary shares
Av Paulista 74-4 andar, Sala 427, Bela Vista, CEP, 01311 - 902, São Paulo, Brazil
Vodafone Empresa Brasil
Telecomunicações Ltda	100.00	Ordinary shares
Bulgaria
10 Tsar Osvoboditel Blvd., 3rd Floor, Spredets Region, Sofia, 1000, Bulgaria
Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares
Cameroon
Porte 201A 3eme Etage Entree C, immeuble SOCAR, Boulevard de la liberte, Akwa, Douala, Cameroon
Vodacom Business Cameroon SA5	60.50	Ordinary shares
Canada
3280 Bloor Street West, Suite 1140, 11 Floor, Centre Tower, Toronto ON M8X 2X3, Canada
Vodafone Canada Inc.	100.00	Common shares
Cayman Islands
190 Elgin Avenue, George Town, Grand Cayman, KY1-9005, Cayman Islands
CGP Investments (Holdings) Limited	100.00	Ordinary shares
Chile
222 Miraflores, P.28, Santiago, Metrop, 97-763, Chile
Vodafone Enterprise Chile S.A.	100.00	Ordinary shares
China
Building 21, 11, Kangding St., BDA, Beijing, 100176 - China, China
Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares
Level 9, Tower 2, China Central Place, Room 940, No.79 Jianguo Road, Chaoyang District, Beijing, 100025, China
Vodafone China Limited (China) (in process of dissolution)	100.00	Equity interest shares
Vodafone Enterprise Communications Technical Service (Shanghai) Co, Ltd. Beijing Branch	100.00	Branch
Room 1603, 16th Floor, 1200 Pudong Avenue, China (S, 1200 Pudong Avenue, Free Trade Zone, Shanghai, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares
Congo, The Democratic Republic of the
292 Avenue de La Justice, Commune de la Gombe, Kinshasa, Congo
Vodacom Congo (RDC) SA4	30.85	Ordinary shares
Cyprus
Ali Rıza Efendi Caddesi No:33/A Ortaköy, Lefkoşa, Cyprus
Vodafone Mobile Operations Limited	100.00	Ordinary shares
Czech Republic
náměstí Junkových 2, Prague 5, Czech Republic, 155 00, Czech Republic
Oskar Mobil S.R.O.	100.00	Ordinary shares
Nadace Vodafone Česká Republika	100.00	Trustee
Vodafone Czech Republic A.S.	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited - Czech Branch [2]	100.00	Branch
Praha 4, Nusle, Závišova 502/5, 14000, Czech Republic
UPC Česká republika, s.r.o. (merged with Vodafone Czech Republic A.S. on 1 April 2020)	100.00	Ordinary shares
UPC Infrastructure, s.r.o. (merged with Vodafone Czech Republic A.S. on 1 April 2020)	100.00	Ordinary shares
UPC Real Estate, s.r.o.	100.00	Ordinary shares
Vodafone Towers Czech Republic 1 s.r.o.	100.00	Ordinary shares
Vodafone Towers Czech Republic 2 s.r.o.	100.00	Ordinary shares
Denmark
Tuborg Boulevard 12, 2900, Hellerup, Denmark
Vodafone Enterprise Denmark A/S	100.00	Ordinary (DKK) shares
Egypt
17 Port Said Street, Maadi El Sarayat, Cairo, Egypt
Vodafone For Trading	54.95	Ordinary shares
37 Kaser El Nil St, 4th. Floor,Cairo,Egypt
Starnet	55.00	Ordinary shares
54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt
Sarmady Communications	55.00	Ordinary shares
Piece No. 1215, Plot of Land No. 1/14a, 6th October City, Egypt
Vodafone International Services LLC	100.00	Ordinary shares
Site No 15/3C, Central Axis, 6th October City, Egypt
Vodafone Egypt Telecommunications S.A.E.	55.00	Ordinary shares
Smart Village C3 Vodafone Building, Egypt
Vodafone Data	55.00	Ordinary shares
Finland
c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29 B, Helsinki, 00100, Finland
Vodafone Enterprise Finland OY	100.00	Ordinary shares
France
1300 route de Cretes, Le WTC, Bat I1, 06560, Valbonne Soph, France
Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares
EuroPlaza Tour, 20 Avenue Andre Prothin, La Défense Cedex-France (149153), 92400, Courbevoie, France
Vodafone Automotive France S.A.S	100.00	Ordinary shares
Vodafone Enterprise France SAS	100.00	New euro shares
Rue Champollion, 22300, Lannion, France
Apollo Submarine Cable System Ltd – French Branch[2]	100.00	Branch
Germany
Aachener Str. 746-750, 50933, Köln, Germany
Arena Sport Rechte Marketing GmbH i.L (in liquidation)	100.00	Ordinary shares
Vodafone Administration GmbH	100.00	Ordinary shares
Vodafone BW GmbH	100.00	Ordinary shares
Vodafone Hessen GmbH & Co. KG	100.00	Ordinary shares
Vodafone Management GmbH	100.00	Ordinary shares
Vodafone NRW GmbH	100.00	Ordinary shares
Vodafone West GmbH	100.00	Ordinary shares
Altes Forsthaus 2, 67661, Kaiserslautern, Germany
TKS Telepost Kabel-Service Kaiserslautern GmbH[3]	76.76	Ordinary shares
Betastraße 6-8, 85774 Unterföhring, Germany
Kabel Deutschland Holding AG3	76.76	Ordinary shares

Kabel Deutschland Neunte Beteiligungs GmbH	100.00	Ordinary shares
Kabel Deutschland Siebte Beteiligungs GmbH[3]	76.76	Ordinary shares

Company name	% of share class held by Group Companies	Share class
Vodafone Kabel Deutschland GmbH[3]	76.76	Ordinary shares
Vodafone Kabel Deutschland Kundenbetreuung GmbH [3]	76.76	Ordinary shares
Buschurweg 4, 76870, Kandel, Germany
Vodafone Automotive Deutschland GmbH	100.00	Ordinary shares
Ferdinand-Braun-Platz 1, 40549, Duesseldorf, Germany
CRVSH GmbH	100.00	Ordinary shares
Vodafone Enterprise Germany GmbH	100.00	Ordinary shares
Vodafone GmbH	100.00	Ordinary A shares, Ordinary B shares
Vodafone Group Services GmbH	100.00	Ordinary shares
Vodafone Institut für Gesellschaft und Kommunikation GmbH	100.00	Ordinary shares
Vodafone Stiftung Deutschland Gemeinnutzige GmbH	100.00	Ordinary shares
Vodafone Towers Germany GmbH	100.00	Ordinary shares
Vodafone Vierte Verwaltungs AG	100.00	Ordinary shares
Friedrich-Wilhelm-Strasse 2, 38100, Braunschweig, Germany
KABELCOM Braunschweig Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung [3]	76.76	Ordinary shares
Helmholtzstaße. 2-9, Gerbäude F10587, Berlin, Germany
Vodafone Service GmbH	100.00	Ordinary shares
Holzmarkt 1, 50676, Köln, North Rhine-Westphalia, Germany
Grandcentrix GmbH	100.00	Ordinary shares
Nobelstrasse 55, 18059, Rostock, Germany
"Urbana Teleunion" Rostock GmbH & Co.KG [3]	53.73	Ordinary shares
Seilerstrasse 18, 38440, Wolfsburg, Germany
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung[3]	76.76	Ordinary shares
Ghana

Telecom House, Nsawam Road, Accra-North, Greater Accra Region, PMB 221, Ghana
Ghana Telecommunications Company Limited	70.00	Ordinary shares Preference shares
National Communications Backbone Company Limited	70.00	Ordinary shares
Vodafone Ghana Mobile Financial Services Limited	70.00	Ordinary shares
Greece
1-3 Tzavella str, 152 31 Halandri, Athens, Greece
Vodafone-Panafon Hellenic Telecommunications Company S.A.	99.87	Ordinary shares
12,5 km National Road Athens - Lamia, Metamorfosi / Athens, 14452, Greece
Vodafone Innovus S.A.	99.87	Ordinary shares
Pireos 163 & Ehelidon, Athens, 11854, Greece
360 Connect S.A.	99.87	Ordinary shares
Guernsey
Martello Court, Admiral Park, St. Peter Port, GY1 3HB, Guernsey
FB Holdings Limited	100.00	Ordinary shares
Le Bunt Holdings Limited	100.00	Ordinary shares
Silver Stream Investments Limited	100.00	Ordinary shares
Roseneath, The Grange, St Peter Port, GY1 2QJ, Guernsey
VBA Holdings Limited[5]	60.50	Ordinary shares and non-voting, irredeemable, non-cumulative preference shares
VBA International Limited[5]	60.50	Ordinary shares, and non-voting, irredeemable, non-convertible, non-cumulative preference shares
Hong Kong
Level 24, Dorset House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
Vodafone Enterprise Hong Kong Ltd	100.00	Ordinary shares
Hungary
40-44 Hungaria Krt., Budapest, H-1087, Hungary
VSSB Vodafone Shared Services Budapest Private Limited Company	100.00	Registered ordinary shares
6 Lechner Ödön fasor, Budapest, 1096, Hungary
Vodafone Magyarország Mobile Távközlési Zártkörűen Működő Részvénytársaság	100.00	Series A Registered common shares
India
10th Floor, Tower A&B, Global Technology Park, (Maple Tree Building), Marathahalli Outer Ring Road, Devarabeesanahalli Village, Varthur Hobli, Bengaluru, Karnataka, 560103, India
Cable and Wireless (India) Limited - Branch [2]	100.00	Branch
Cable and Wireless Global (India) Private Limited	100.00	Ordinary shares
Cable & Wireless Networks India Private Limited	100.00	Equity shares
201 - 206, Shiv Smriti Chambers, 49/A, Dr. Annie Besant Road, Worli, Mumbai, Maharashtra, 400018, India
AG Mercantile Company Private Limited	100.00	Equity shares
Jaykay Finholding (India) Private Limited	100.00	Equity shares, Preference shares
MV Healthcare Services Private Limited	100.00	Equity shares, Preference shares
Nadal Trading Company Private Limited	100.00	Equity shares
ND Callus Info Services Private Limited	100.00	Equity shares
Omega Telecom Holdings Private Limited	100.00	Equity shares
Plustech Mercantile Company Private Limited	100.00	Equity shares, Preference shares
Scorpios Beverages Pvt. Ltd	100.00	Equity shares
SMMS Investments Pvt Limited	100.00	Equity shares, and 0.01% Non-convertible, cumulative, redeemable preference shares
Telecom Investments India Private Limited	100.00	Equity shares, Preference shares
UMT Investments Limited	100.00	Equity shares
Business @ Mantri, Tower A, 3rd Floor, S No.197, Wing A1 & A2, Near Hotel Four Points, Lohegaon, Pune, Maharashtra, 411014, India
Vodafone Global Services Private Ltd	100.00	Equity shares
E-47, Bankra Super Market, Bankra, Howrah, West Bengal, 711403, India
Usha Martin Telematics	100.00	Equity shares
Indiabulls Finance Center, 1201, 12 Floor, Tower 1, Senapati Bapat Road, Elphinstone (West), Maharashtra, 400013, India
Vodafone India Services Private Ltd	100.00	Ordinary shares
Ireland
13 - 18 City Quay, Dublin 2, Ireland
Cable & Wireless GN Limited (in liquidation)	100.00	Ordinary shares
24 - 26 City Quay, Dublin 2, Ireland
Stentor Limited (in liquidation)	100.00	Ordinary shares
Mountainview, Leopardstown, Dublin 18, Ireland
VF Ireland Property Holdings Limited	100.00	Ordinary euro shares
Vodafone Enterprise Global Limited	100.00	Ordinary shares
Vodafone Global Network Limited	100.00	Ordinary shares
Vodafone Group Services Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Distribution Limited	100.00	Ordinary shares
Vodafone Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Marketing Limited	100.00	Ordinary shares
Vodafone Ireland Retail Limited	100.00	Ordinary shares
Italy
Piazzale Luigi Cadorna, 4, 20123, Milano, Italy
Vodafone Global Enterprise (Italy) S.R.L.	100.00	Ordinary shares
SS 33 del Sempione KM 35, 212, 21052 Busto Arsizio (VA), Italy
Vodafone Automotive Italia S.p.A	100.00	Ordinary shares
Via Astico 41, 21100 Varese, Italy
Vodafone Automotive Electronic Systems S.r.L	100.00	Ordinary shares
Vodafone Automotive SpA	100.00	Ordinary shares
Via Jervis 13, 10015, Ivrea, Tourin, Italy
VEI S.r.l.	100.00	Partnership interest shares
Vodafone Italia S.p.A.	100.00	Ordinary shares
Via Lorenteggio 240, 20147, Milan, Italy
Vodafone Enterprise Italy S.r.L	100.00	Euro shares
Vodafone Gestioni S.p.A.	100.00	Ordinary shares
Vodafone Servizi E Tecnologie S.R.L.	100.00	Equity shares

Company name	% of share class held by Group Companies	Share class
Via per Carpi 26/B, 42015, Correggio (RE), Italy
VND S.p.A	100.00	Ordinary shares
Japan
KAKiYa building, 9F, , 2-7-17 Shin-Yokohama, , Kohoku-ku, Yokoha- City, Kanagawa, 222-0033 , Japan
Vodafone Automotive Japan KK	100.00	Ordinary shares
Marunouchi Trust Tower North 15F, 8-1, Marunouchi 1-chome, level 15 , Chiyoda-ku, Tokyo, Japan
Vodafone Enterprise U.K. – Japanese Branch [2]	100.00	Branch
Vodafone Global Enterprise (Japan) K.K.	100.00	Ordinary shares
Jersey
44 Esplanade, St Helier, JE4 9WG, Jersey
Aztec Limited	100.00	Ordinary shares
Globe Limited	100.00	Ordinary shares
Plex Limited	100.00	Ordinary shares
Vizzavi Finance Limited	100.00	Ordinary shares
Vodafone International 2 Limited	100.00	Ordinary shares
Vodafone Jersey Dollar Holdings Limited	100.00	Limited Liability shares
Vodafone Jersey Finance	100.00	Ordinary shares, B shares, C shares, D shares, F shares, G shares
Vodafone Jersey Yen Holdings Unlimited	100.00	Limited liability shares
Kenya
6th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya
M-PESA Holding Co. Limited	100.00	Equity shares
Vodafone Kenya Limited	65.43	Ordinary voting shares
Korea, Republic of
3rd Floor, 54 Gongse-ro, Gieheung-gu, Yongin-si, Gyeonggi-do, Korea, Republic of
Vodafone Automotive Korea Limited	100.00	Ordinary shares
ASEM Tower level 37, 517 Yeongdong-daero, Gangnam-gu, Seoul, 135-798, Korea, Republic of
Vodafone Enterprise Korea Limited	100.00	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street GP S.à r.l.	100.00	Ordinary shares
Vodafone Asset Management Services S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Global Businesses S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Luxembourg S.A.	100.00	Ordinary euro shares
Vodafone International 1 S.à r.l.	100.00	Ordinary shares
Vodafone International M S.à r.l.	100.00	Ordinary shares
Vodafone Investments Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg 5 S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Procurement Company S.à r.l.	100.00	Ordinary shares
Vodafone Real Estate S.à.r.l.	100.00	Ordinary shares
Vodafone Roaming Services S.à r.l.	100.00	Ordinary shares
Vodafone Services Company S.à r.l.	100.00	Ordinary shares
Malaysia
Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia
Vodafone Global Enterprise (Malaysia) Sdn Bhd	100.00	Ordinary shares
Malta
SkyParks Business Centre, Malta International Airport, Luqa, LQA 4000, Malta
Multi Risk Indemnity Company Limited	100.00	‘A’ ordinary shares, ‘B’ ordinary shares
Multi Risk Limited	100.00	‘A’ ordinary shares, ‘B’ ordinary shares
Mauritius
10th Floor, Standard Chartered Towers, 19 Cybercity, Ebene, Mauritius
Mobile Wallet VM1[5]	60.50	Ordinary shares
Mobile Wallet VM2[5]	60.50	Ordinary shares
VBA (Mauritius) Limited[5]	60.50	Ordinary shares, Redeemable preference shares
Vodacom International Limited[5]	60.50	Ordinary shares, Non-cumulative preference shares
Fifth Floor, Ebene Esplanade, 24 Cybercity, Ebene, Mauritius
Al-Amin Investments Limited	100.00	Ordinary shares
Array Holdings Limited	100.00	Ordinary shares
Asian Telecommunication Investments (Mauritius) Limited	100.00	Ordinary shares
CCII (Mauritius), Inc.	100.00	Ordinary shares
CGP India Investments Ltd.	100.00	Ordinary shares
Euro Pacific Securities Ltd.	100.00	Ordinary shares
Mobilvest	100.00	Ordinary shares
Prime Metals Ltd.	100.00	Ordinary shares
Trans Crystal Ltd.	100.00	Ordinary shares
Vodafone Mauritius Ltd.	100.00	Ordinary shares
Vodafone Tele-Services (India) Holdings Limited	100.00	Ordinary shares
Vodafone Telecommunications (India) Limited	100.00	Ordinary shares
Mexico
Insurgentes Sur #1377 8th Floor, Colonia Insurgentes Mixcoac, Mexico City, Mexico 03920
Vodafone Empresa México S.de R.L. de C.V.	100.00	Corporate certificate series A shares, Corporate certificate series B shares
Morocco
129 Rue du Prince Moulay, Abdellah, Casablanca, Morocco
Vodafone Maroc SARL	79.75	Ordinary shares
Mozambique
Rua dos Desportistas, Numero 649, Cidade de Maputo, Mozambique
VM, SA5	51.42	Ordinary shares
Vodafone M-Pesa, S.A5	51.42	Ordinary shares
Netherlands
Rivium Quadrant 173, 15th Floor, 2909 LC, Capelle aan den IJssel, Netherlands
Vodafone Enterprise Netherlands B.V.	100.00	Ordinary shares
Vodafone Europe B.V.	100.00	Ordinary shares
Vodafone International Holdings B.V.	100.00	Ordinary shares
Vodafone Panafon International Holdings B.V.	99.87	Ordinary shares
New Zealand
74 Taharoto Road, Takapuna, Auckland, 0622, New Zealand
Vodafone Enterprise Hong Kong Limited -New Zealand Branch2	100.00	Branch
Norway
c/o EconPartner AS, Dronning Mauds gate 15, Oslo, 0250, Norway
Vodafone Enterprise Norway AS	100.00	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Limited – Norway Branch[2]	100.00	Branch
Oman
Knowledge Oasis Muscat, Al-seeb, Muscat, Governorate P.O Box 104 135, Oman
Vodafone Services LLC	100.00	Shares
Poland
Ul. Złota 59, 00-120 , Warszawa, Poland
Vodafone Business Poland sp. z o.o.	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
Portugal
Av. D. João II, nº 36 – 8º Piso, 1998 – 017, Parque das Nações, Lisboa, Portugal
Oni Way - Infocomunicacoes, S.A	100.00	Ordinary shares
Vodafone Portugal – Comunicacoes Pessoais, S.A.[1]	100.00	Ordinary shares
Av. da República, 50 – 10º, 1069-211, Lisboa, Portugal
Vodafone Enterprise Spain, S.L.U. – Portugal Branch[2]	100.00	Branch
Romania
1 A Constantin Ghercu Street, Floors 8 - 10, 6th District, Bucharest, Romania
UPC External Services S.R.L.	100.00	Ordinary shares
UPC Services S.R.L.	100.00	Ordinary shares
201 Barbu Vacarescu, 8th Floor, 2nd District, Bucharest, Romania
Vodafone Romania S.A	100.00	Ordinary shares
Sectorul 2, Strada Barbu Văcărescu, Nr. 201, Etaj 1, Bucureşti, Romania
Vodafone România M – Payments SRL	100.00	Ordinary shares
Vodafone România Technologies SRL	99.55	Ordinary shares
Sectorul 4, Strada Oltenitei, Nr. 2, Etaj 3, Bucureşti, Romania
Vodafone Shared Services Romania SRL	90.48	Ordinary shares
Șoseaua Vestului no. 1A, West Mall Ploiești, First Floor, Ploiești, Romania
Evotracking SRL	100.00	Ordinary shares
Russian Federation
Build. 2, 14/10, Chayanova str., 125047, Moscow, Russian Federation
Cable & Wireless CIS Svyaz LLC	100.00	Charter capital shares
Serbia
Vladimira Popovića 38-40, New Belgrade, 11070, Serbia
Vodafone Enterprise Equipment Limited Ogranak u Beogradu - Serbia Branch [2]	100.00	Branch
Singapore
Asia Square Tower 2, 12 Marina View, #17-01, Singapore, 018961, Singapore
Vodafone Enterprise Singapore Pte.Ltd	100.00	Ordinary shares
Slovakia
Prievozská 6 , Bratislava, 821 09
Vodafone Czech Republic A.S. – Slovakia Branch[2]	100.00	Branch
Zochova 6-8, Bratislava, 811 03, Slovakia
Vodafone Global Network Limited – Slovakia Branch[2]	100.00	Branch
South Africa
319 Frere Road, Glenwood, 4001, South Africa
Cable and Wireless Worldwide South Africa (Pty) Ltd	100.00	Ordinary shares
9 Kinross Street, Germiston South, 1401, South Africa
Vodafone Holdings (SA) Proprietary Limited	100.00	Ordinary shares
Vodafone Investments (SA) Proprietary Limited	100.00	Ordinary A shares, “B” ordinary no par value shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
GS Telecom (Pty) Limited[5]	60.50	Ordinary shares
Mezzanine Ware Proprietary Limited (RF) [5]	54.45	Ordinary shares
Motifprops 1 (Proprietary) Limited[5]	60.50	Ordinary shares
Scarlet Ibis Investments 23 (Pty) Limited [5]	60.50	Ordinary shares
Vodacom (Pty) Limited[5]	60.50	Ordinary shares, Ordinary A shares
Vodacom Business Africa Group (Pty) Limited [5]	60.50	Ordinary shares
Vodacom Financial Services (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Group Limited[5]	60.50	Ordinary shares
Vodacom Insurance Administration Company (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Insurance Company (RF) Limited[5]	60.50	Ordinary shares
Vodacom International Holdings (Pty) Limited[5]	60.50	Ordinary shares
Vodacom Life Assurance Company (RF) Limited[5]	60.50	Ordinary shares
Vodacom Payment Services (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Properties No 1 (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Properties No.2 (Pty) Limited[5]	60.50	Ordinary shares
Wheatfields Investments 276 (Proprietary) Limited[5]	60.50	Ordinary shares
XLink Communications (Proprietary) Limited[5]	60.50	Ordinary A Shares
Spain
Antracita, 7 – 28045, Madrid CIF B-91204453, Spain
Vodafone Automotive Iberia S.L.	100.00	Ordinary shares
Avenida de América 115, 28042, Madrid, Spain
Vodafone Enabler España, S.L.	100.00	Ordinary shares
Vodafone Enterprise Spain SLU	100.00	Ordinary shares, Ordinary euro shares
Vodafone Espana S.A.U.	100.00	Ordinary shares
Vodafone Holdings Europe S.L.U.	100.00	Ordinary shares
Vodafone ONO, S.A.U.	100.00	Ordinary A shares
Vodafone Servicios S.L.U.	100.00	Ordinary shares
Vodafone Towers Spain S.L.U.	100.00	Ordinary shares
Sweden
c/o Hellström advokatbyrå, Box 7305, 103 90, Stockholm, Sweden
Vodafone Enterprise Sweden AB	100.00	Ordinary shares, Shareholder’s contribution shares
Switzerland
Schiffbaustrasse 2, 8005, Zurich, Switzerland
Vodafone Enterprise Switzerland AG	100.00	Ordinary shares
Via Franscini 10, 6850 Mendrisio, Switzerland
Vodafone Automotive Telematics S.A	100.00	Ordinary shares
World Trade Center, Lia Lugano 13, 6982, Agno, Ticino, Switzerland
Vodafone Enterprise Switzerland AG - Agno Branch [2]	100.00	Branch
Taiwan
22F., No.100, Songren Road., Xinyi District, Taipei City, 11070, Taiwan
Vodafone Global Enterprise Taiwan Limited	100.00	Ordinary shares
Tanzania, United Republic of
3rd Floor, Maktaba (Library), ComplexBibi, Titi Mohaned Road, Dar es Salaam, Tanzania, United Republic of
Gateway Communications Tanzania Limited (in liquidation)[5]	59.89	Ordinary shares
Turkey
Büyükdere Caddesi, No: 251, Maslak, Şişli / İstanbul, Turkey, 34398, Turkey
Vodafone Bilgi Ve Iletisim Hizmetleri AS	100.00	Registered shares
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Dijital Yayincilik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Elektronik Para Ve Ödeme Hizmetleri A.Ş.	100.00	Registered shares
Vodafone Holding A.S.	100.00	Registered shares
Vodafone Net İletişim Hizmetleri A.Ş.	100.00	Ordinary shares
Vodafone Telekomunikasyon A.S	100.00	Registered shares
İTÜ Ayazağa Kampüsü, Koru Yolu, Arı Teknokent Arı 3 Binası, Maslak, İstanbul, 586553, Turkey
Vodafone Teknoloji Hizmetleri A.S.	100.00	Registered shares
Ukraine
Bohdana Khmelnytskogo Str. 19-21, Kyiv, Ukraine
LLC Vodafone Enterprise Ukraine	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
United Arab Emirates
Office 101, 1st Floor, DIC Building 1, Dubai Internet City, Dubai, United Arab Emirates
Vodafone Enterprise Europe (UK) Limited – Dubai Branch[2]	100.00	Branch
United Kingdom
1-2 Berkeley Square, 99 Berkeley Street, Glasgow, G3 7HR, Scotland
Thus Group Holdings Limited	100.00	Ordinary shares
Thus Group Limited	100.00	Ordinary shares
Thus Profit Sharing Trustees Limited	100.00	Ordinary shares
Edinburgh House, 4 North St. Andrew Street, Edinburgh, EH2 1HJ, United Kingdom
Pinnacle Cellular Group Limited	100.00	Ordinary shares
Pinnacle Cellular Limited	100.00	Ordinary shares
Vodafone (Scotland) Limited	100.00	Ordinary shares
Woodend Group Limited	100.00	Ordinary shares
Imperial House, 4 - 10 Donegall Square East, Belfast, BT1 5HD
Vodafone (NI) Limited	100.00	Ordinary shares
Quarry Corner, Dundonald, Belfast, BT16 1UD, Northern Ireland
Energis (Ireland) Limited	100.00	A Ordinary shares, B Ordinary shares, C Ordinary shares
Staple Court, 11 Staple Inn Building, London, WC1V 7QH, United Kingdom
Vodacom Business Africa Group Services Limited[5]	60.50	Ordinary shares, Preference shares
Vodacom UK Limited[5]	60.50	Ordinary shares, Non-redeemable ordinary A shares, Ordinary B shares, Non-irredeemable preference shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
AAA (Euro) Limited	100.00	Ordinary shares
Apollo Submarine Cable System Limited	100.00	Ordinary shares
Aspective Limited	100.00	Ordinary shares, A preference shares, B preference shares, C preference shares
Astec Communications Limited	100.00	Ordinary shares
Bluefish Communications Limited	100.00	Ordinary A shares, Ordinary B shares, Ordinary C shares, Ordinary D shares
Cable & Wireless Aspac Holdings Limited	100.00	Ordinary shares
Cable & Wireless CIS Services Limited	100.00	Ordinary shares
Cable & Wireless Communications Data Network Services Limited	100.00	‘A' ordinary shares, 'B' ordinary shares
Cable & Wireless Europe Holdings Limited	100.00	Ordinary shares
Cable & Wireless Global Business Services Limited	100.00	Ordinary shares
Cable & Wireless Global Holding Limited	100.00	Ordinary shares
Cable & Wireless Global Telecommunication Services Limited	100.00	Ordinary shares
Cable & Wireless UK Holdings Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Limited	100.00	Ordinary shares, Redeemable preference shares
Cable & Wireless Worldwide Voice Messaging Limited	100.00	Ordinary shares
Cable and Wireless (India) Limited	100.00	Ordinary shares
Cable and Wireless Nominee Limited	100.00	Ordinary shares
Cellops Limited	100.00	Ordinary shares
Central Communications Group Limited	100.00	Ordinary shares, Ordinary A shares
Energis Communications Limited	100.00	Ordinary shares
Energis Squared Limited	100.00	Ordinary shares
General Mobile Corporation Limited	100.00	Ordinary shares
London Hydraulic Power Company	100.00	Ordinary shares, 5% Non-Cumulative preference shares
MetroHoldings Limited	100.00	Ordinary shares
ML Integration Group Limited	100.00	Ordinary shares, Redeemable preference shares
Navtrak Limited	100.00	Ordinary shares
Project Telecom Holdings Limited[1]	100.00	Ordinary shares
Rian Mobile Limited	100.00	Ordinary shares
Singlepoint (4U) Limited	100.00	Ordinary shares
Talkland International Limited	100.00	Ordinary shares
Talkmobile Limited	100.00	Ordinary shares
The Eastern Leasing Company Limited	100.00	Ordinary shares
Thus Limited	100.00	Ordinary shares
Vizzavi Limited	100.00	Ordinary shares
Voda Limited	100.00	Ordinary shares; Zero coupon redeemable preference shares
Vodafone (New Zealand) Hedging Limited	100.00	Ordinary shares
Vodafone 2.	100.00	Ordinary shares
Vodafone 4 UK	100.00	Ordinary shares
Vodafone 5 Limited	100.00	Ordinary shares
Vodafone 5 UK	100.00	Ordinary shares
Vodafone 6 UK	100.00	Ordinary shares
Vodafone Americas 4	100.00	Ordinary shares
Vodafone Automotive UK Limited	100.00	Ordinary shares
Vodafone Benelux Limited	100.00	Ordinary shares, Preference shares
Vodafone Business Solutions Limited	100.00	Ordinary shares
Vodafone Cellular Limited[1]	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
Vodafone Connect Limited	100.00	Ordinary shares
Vodafone Consolidated Holdings Limited	100.00	Ordinary shares
Vodafone Corporate Limited	100.00	Ordinary shares
Vodafone Corporate Secretaries Limited[1]	100.00	Ordinary shares
Vodafone DC Pension Trustee Company Limited[1]	100.00	Ordinary shares
Vodafone Distribution Holdings Limited	100.00	Ordinary shares
Vodafone Enterprise Corporate Secretaries Limited	100.00	Ordinary shares
Vodafone Enterprise Equipment Limited	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited	100.00	Ordinary shares
Vodafone Enterprise U.K.	100.00	Ordinary shares, Fixed rate irredeemable preference shares, Non-voting redeemable participating shares, Voting redeemable fixed rate preference shares
Vodafone Euro Hedging Limited	100.00	Ordinary shares
Vodafone Euro Hedging Two	100.00	Ordinary shares
Vodafone Europe UK	100.00	Ordinary shares
Vodafone European Investments[1]	100.00	Ordinary shares
Vodafone European Portal Limited[1]	100.00	Ordinary shares
Vodafone Finance Limited [1]	100.00	Ordinary shares
Vodafone Finance Luxembourg Limited	100.00	Ordinary shares
Vodafone Finance Sweden	100.00	Ordinary shares, Ordinary deferred
Vodafone Finance UK Limited	100.00	Ordinary shares
Vodafone Financial Operations	100.00	Ordinary shares
Vodafone Global Content Services Limited	100.00	Ordinary shares, 5% fixed rate non-voting preference shares
Vodafone Global Enterprise Limited	100.00	Ordinary shares; Deferred shares, B deferred shares
Vodafone Group (Directors) Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Pension Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Services Limited	100.00	Ordinary shares, Deferred shares
Vodafone Group Services No.2 Limited[1]	100.00	Ordinary shares
Vodafone Group Share Trustee Limited[1]	100.00	Ordinary shares
Vodafone Hire Limited	100.00	Ordinary shares
Vodafone Holdings Luxembourg Limited	100.00	Ordinary shares
Vodafone Intermediate Enterprises Limited	100.00	Ordinary shares
Vodafone International Holdings Limited	100.00	Ordinary shares
Vodafone International Operations Limited	100.00	Ordinary shares
Vodafone Investment UK	100.00	Ordinary shares
Vodafone Investments Australia Limited	100.00	Ordinary shares
Vodafone Investments Limited[1]	100.00	Ordinary shares, Zero coupon redeemable shares
Vodafone IP Licensing Limited[1]	100.00	Ordinary shares
Vodafone Limited	100.00	Ordinary shares
Vodafone Marketing UK	100.00	Ordinary shares
Vodafone Mobile Communications Limited	100.00	Ordinary shares
Vodafone Mobile Enterprises Limited	100.00	A-ordinary shares, Ordinary one pound shares
Vodafone Mobile Network Limited	100.00	A-ordinary shares, Ordinary one pound shares
Vodafone Nominees Limited[1]	100.00	Ordinary shares
Vodafone Oceania Limited	100.00	Ordinary shares
Vodafone Old Show Ground Site Management Limited	100.00	Ordinary shares
Vodafone Overseas Finance Limited	100.00	Ordinary shares
Vodafone Overseas Holdings Limited	100.00	Ordinary shares
Vodafone Panafon UK	99.87	Ordinary shares
Vodafone Partner Services Limited	100.00	Ordinary shares, Redeemable preference shares
Vodafone Property Investments Limited	100.00	Ordinary shares
Vodafone Retail (Holdings) Limited	100.00	Ordinary shares
Vodafone Retail Limited	100.00	Ordinary shares
Vodafone Sales & Services Limited	100.00	Ordinary shares
Vodafone UK Foundation	100.00	Trustee
Vodafone UK Limited[1]	100.00	Ordinary shares
Vodafone Ventures Limited[1]	100.00	Ordinary shares
Vodafone Worldwide Holdings Limited	100.00	Ordinary shares; Cumulative preference
Vodafone Yen Finance Limited	100.00	Ordinary shares
Vodafone-Central Limited	100.00	Ordinary shares
Vodaphone Limited	100.00	Ordinary shares
Vodata Limited	100.00	Ordinary shares
Your Communications Group Limited	100.00	A ordinary shares, B ordinary shares, Redeemable preference shares
United States
546 5th Avenue, 14th Floor, New York NY 10036, United States
Bluefish Communications Inc.	100.00	Common stock shares
Cable & Wireless Americas Systems, Inc.	100.00	Common stock shares
Vodafone Americas Virginia Inc.	100.00	Common stock shares
Vodafone US Inc.	100.00	Common stock shares, Preference stock shares
Unitymedia Finance LLC	100.00	Sole member
Denver Place, South Tower, 17th Floor, 999 18th Street, Denver 80202, United States
Vodafone Americas Foundation	100.00	Trustee

Associated undertakings and joint arrangements

Company Name	% of share class held by Group Companies	Share Class
Australia
c/- Telstra Corporation, Level 41, 242-282 Exhibition Street, Melbourne VIC 3000, Australia
3gis Properties (No. 1) Pty Ltd	25.00	Ordinary shares
3gis Properties (No. 2) Pty Ltd	25.00	Ordinary shares
3gis Pty Limited	25.00	Ordinary shares
Mondjay Pty Limited	25.00	Ordinary shares
Tovadan Pty Limited	25.00	Ordinary shares
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
H3GA Properties (No.3) Pty Limited	50.00	Ordinary shares
Mobile JV Pty Limited	25.00	Ordinary shares
Mobileworld Communications Pty Limited	50.00	Ordinary shares
Mobileworld Operating Pty Ltd	50.00	Ordinary shares
Vodafone Australia Pty Limited	50.00	Ordinary shares, Class B shares, Redeemable preference shares
Vodafone Foundation Australia Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Australia Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Finance Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Receivables Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Spectrum Pty Limited	50.00	Ordinary shares
Vodafone Network Pty Limited	50.00	Ordinary shares
Vodafone Pty Limited	50.00	Ordinary shares
Congo, The Democratic Republic of the
Building Comimmo II Ground Floor Right, 3157 Boulevard du 30 Juin, Commune de la Gombe, Kinshasa, DRC Congo, The Democratic Republic of the
Vodacash S.A5	30.85	Ordinary shares
Czech Republic
U Rajské zahrady 1912/3, Praha 3, 130 00, Czech Republic
COOP Mobil s.r.o.	33.33	Ordinary shares
Egypt
23 Kasr El Nil St, Cairo, Egypt, 11211, Egypt
Wataneya Telecommunications S.A.E	50.00	Ordinary shares
Germany
38 Berliner Allee, 40212, Düsseldorf, Germany
MNP Deutschland Gesellschaft bürgerlichen Rechts	33.33	Partnership share
Nobelstrasse 55, 18059, Rostock, Germany
Verwaltung “Urbana Teleunion” Rostock GmbH [3]	38.38	Ordinary shares
Greece
43–45 Valtetsiou Str., Athens, Greece
Safenet N.P,A.	24.97	Ordinary shares
56 Kifisias Avenue & Delfwn , Marousi, 151 25
Tilegnous IKE	33.29	Ordinary shares
Marathonos Ave 18 km & Pylou, Pallini, Attica, Pallini, Attica, 15351, Greece
Victus Networks S.A.	49.94	Ordinary shares
India
10th Floor, Birla Centurion, Century Mills Compound, Pandurang Budhkar Marg, Worli, Mumbai, Maharashtra, 400030, India
Vodafone Foundation[7]	43.72	Equity shares
Vodafone Idea Technology Solutions Limited[7]	44.39	Equity shares
Vodafone Idea Communications Systems Limited[7]	44.39	Equity shares
Vodafone Idea Shared Services Limited[7]	44.39	Equity shares
Vodafone m-pesa Limited[7]	44.39	Equity shares
A-19, Mohan Co-operative Industrial Estate, Mathura Road, New Delhi, New Delhi, Delhi, 110044, India
FireFly Networks Limited[7]	22.19	Equity shares
A4, Aditya Birla Centre, S.K. Ahire Marg, Worli, Mumbai, Maharashtra, 400059, India
Aditya Birla Idea Payments Bank Limited (in liquidation)[7]	21.75	Equity shares
Building No.10, Tower-A, 4th Floor, DFL Cyber City, Gurgaon - 122002, India
Indus Towers Limited[7]	46.95	Equity shares
Plot No 54, Marol Co-op Industrial Area, Makwana, , Off Andheri Kurla Road, Andheri East, Mumbai, Mumbai, Maharashtra, 400059, India
You Broadband India Limited[7]	44.39	Equity shares
You System Integration Private Limited[7]	44.39	Equity shares
Skyline Ikon, 1st Floor, 86/92, Andheri Kurla Road, Marol Naka, Andheri East, Mumbai, Maharashtra, 400059, India
Connect (India) Mobile Technologies Private Limited[7]	44.39	Equity shares
Suman Tower Plot No. 18, Sector No. 11, Gandhinagar, 382011, Gujarat, India
Vodafone Idea Manpower Services Limited[7]	44.39	Equity shares
Vodafone Idea Limited	44.39	Equity shares
Vodafone House, Corporate Road, Prahladnagar, Off S. G. Highway, Ahmedabad, Gujarat, 380051, India
Vodafone Idea Business Services Limited[7]	44.39	Equity shares
Vodafone Idea Telecom Infrastructure Limited[7]	44.39	Equity shares
Ireland
Two Gateway, East Wall Road, Dublin 3, Ireland
Siro Limited	50.00	Ordinary shares
Italy
Via Gaetana Negri 1, 20123, Milano, Italy
Infrastrutture Wireless Italiane S.p.A	37.50	Ordinary shares
Kenya
LR No. 13263, Safaricom House, Waiyaki Way, PO Box 66827-00800, Nairobi, Kenya
Safaricom PLC[6]	26.13	Ordinary shares
The Riverfront, 4th floor, Prof. David Wasawo Drive, Off Riverside Drive, Nairobi, Kenya
Vodacom Business (Kenya) Limited[5]	48.40	Ordinary shares, Ordinary B shares
Lesotho
585 Mabile Road, Vodacom Park, Maseru, Lesotho
Vodacom Lesotho (Pty) Limited[5]	48.40	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street SCA	50.00	Ordinary A shares, Ordinary B shares, Ordinary C shares
Netherlands
Assendorperdijk 2, 8012 EH Zwolle, The Netherlands
Zoranet Connectivity Services B.V.	50.00	Ordinary shares
Avenue Ceramique 300, 6221 Kx, Maastricht, Netherlands
Vodafone Libertel B.V.	50.00	Ordinary shares
Boven Vredenburgpassage 128, 3511 WR, Utrecht, Netherlands
Amsterdamse Beheer- en Consultingmaatschappij B.V.	50.00	Ordinary shares
FinCo Partner 1 B.V.	50.00	Ordinary shares
LGE HoldCo V B.V.	50.00	Ordinary shares
LGE HoldCo VI B.V.	50.00	Ordinary shares
LGE Holdco VII B.V.	50.00	Ordinary shares
LGE HoldCo VIII B.V.	50.00	Ordinary shares
Vodafone Financial Services B.V.	50.00	Ordinary shares
Vodafone Nederland Holding I B.V.	50.00	Ordinary shares
Vodafone Nederland Holding II B.V.	50.00	Ordinary shares
VodafoneZiggo Group B.V.	50.00	Ordinary shares
VodafoneZiggo Group Holding B.V.	50.00	Ordinary shares
VZ Financing I B.V.	50.00	Ordinary shares
VZ Financing II B.V.	50.00	Ordinary shares
VZ FinCo B.V.	50.00	Ordinary shares
Ziggo B.V.	50.00	Ordinary shares
Ziggo Deelnemingen B.V.	50.00	Ordinary shares
Ziggo Finance 2 B.V.	50.00	Ordinary shares
VodafoneZiggo Employment B.V.	50.00	Ordinary shares
Ziggo Netwerk II B.V.	50.00	Ordinary shares
Ziggo Real Estate B.V.	50.00	Ordinary shares
Ziggo Services B.V.	50.00	Ordinary shares
Ziggo Services Employment B.V.	50.00	Ordinary shares
Ziggo Services Netwerk 2 B.V.	50.00	Ordinary shares
Ziggo Zakelijk Services B.V.	50.00	Ordinary shares
ZUM B.V.	50.00	Ordinary shares
Media Parkboulevard 2, 1217 WE Hilversum, Netherlands
Liberty Global Content Netherlands B.V.	50.00	Ordinary shares
Monitorweg 1, 1322 BJ Almere, Netherlands
Esprit Telecom B.V.	50.00	Ordinary shares
XB Facilities B.V.	50.00	Ordinary shares
Winschoterdiep 60, 9723 AB Groningen, Netherlands
Zesko B.V.	50.00	Ordinary shares
Ziggo Bond Company B.V.	50.00	Ordinary shares
Ziggo Netwerk B.V.	50.00	Ordinary shares
Zuid-hollanden 7, Rode Olifant, Spaces, 2596AL, den Haag, Netherlands
IoT.nxt USA BV5	30.86	Ordinary shares
IOT.NXT BV.[5]	30.86	Ordinary shares
IoT.nxt Europe BV5	30.86	Ordinary shares
Portugal
Av. D. João II, no. 34, 1998 – 031, Parque das Nações, Lisboa, Portugal
Celfocus – Solucoes Informaticas Para Telecomunicacoes S.A	45.00	Ordinary shares
Rua Pedro e Inês, Lote 2.08.01, 1990-075, Parque das Nações, Lisboa, Portugal
Sport TV Portugal, S.A.	25.00	Nominative shares
Romania
Floor 3, Module 2, Connected Buildings III, Nr. 10A, Dimitrie Pompei Boulevard, Bucharest, Sector 2, Romania
Netgrid Telecom SRL	50.00	Ordinary shares
Russian Federation
401, Building 3, 11, Promyshlennaya Street, Moscow 115 516
Autoconnex Limited	35.00	Ordinary shares
South Africa
76 Maude Street, Sandton, Johannesberg, 2196, South Africa
Waterberg Lodge (Proprietary) Limited [5]	30.25	Ordinary shares
Bylsbridge Office Park, Building 14m Block C, 1st Floor, Alexandra Road , Centurion , Highveld Ext 73 , 0046, South Africa
10T Holdings (Proprietary) Limited[5]	30.86	Ordinary shares
IoT.nxt (Pty) Limited[5]	30.86	Ordinary shares
IOT.nxt Development (Pty) Limited[5]	30.86	Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
Jupicol (Proprietary) Limited[5]	42.35	Ordinary shares
Storage Technology Services (Pty) Limited [5]	30.85	Ordinary shares
Tanzania, United Republic of
15 Floor, Vodacom Tower, Ursino Estate, Plot No. 23, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
Shared Networks Tanzania Limited[5]	45.37	Ordinary shares
Vodacom Tanzania Public Limited Company[5]	45.37	Ordinary shares
Plot No. 23, Ursino Estate, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
M-Pesa Limited[5]	45.37	Ordinary A shares, Ordinary B shares
Vodacom Tanzania Limited Zanzibar[5]	45.37	Ordinary shares
Vodacom Tanzania Foundation[5]	45.37	Trustee
Vodacom Trust Limited[5]	45.37	Ordinary A shares, Ordinary B shares
United Kingdom
24/25 The Shard, 32 London Bridge Street, London, SE1 9SG, United Kingdom
Digital Mobile Spectrum Limited	25.00	Ordinary shares
Griffin House, 161 Hammersmith Road, London, W6 8BS, United Kingdom
Cable & Wireless Trade Mark Management Limited	50.00	Ordinary B shares
Hive 2, 1530 Arlington Business Park, Theale, Reading, Berkshire, RG7 4SA, United Kingdom
Cornerstone Telecommunications Infrastructure Limited	50.00	Ordinary shares
United States
1209 Orange, Orange Street, Wilmington, New Castle DE 19801, United States
IoT nxt USA Inc[5]	30.86	Common stock
2711 Centerville Road, Suite 400, Wilmington, DE 19808 Delaware
LG Financing Partnership	50.00	Partnership interest
Ziggo Financing Partnership	50.00	Partnership interest

Notes:

1	Directly held by Vodafone Group Plc.
2	Branches.
3	Shareholding is indirect through Vodafone Kabel Deutschland GmbH.
4	The Group has rights that enable it to control the strategic and operating decisions of Vodacom Congo (RDC) S.A.
5	Shareholding is indirect through Vodacom Group Limited. The indirect shareholding is calculated using the 60.50% ownership interest in Vodacom Group Limited.
6	At 31 March 2020 the fair value of Safaricom Plc was KES 1,059.70 billion (€9,194 million) based on the closing quoted share price on the Nairobi Stock Exchange.
7	Includes the indirect interest held through Vodafone Idea Limited.

The table below shows selected financial data in respect of subsidiaries that have non-controlling interests that are material to the Group.

			Vodafone Egypt
	Vodacom Group Limited		Telecommunications S.A.E
	2020	2019	2020	2019
	€m	€m	€m	€m
Summary comprehensive income information
Revenue	5,531	5,443	1,454	1,116
Profit for the financial year	980	940	287	271
Other comprehensive income	9	14	—	—
Total comprehensive income	989	954	287	271
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	353	331	129	123
Dividends paid to non-controlling interests	322	315	26	269
Summary financial position information
Non-current assets	6,155	6,294	1,417	1,138
Current assets	2,444	2,426	602	515
Total assets	8,599	8,720	2,019	1,653
Non-current liabilities	(2,807)	(1,904)	(122)	(43)
Current liabilities	(1,866)	(2,320)	(929)	(1,009)
Total assets less total liabilities	3,926	4,496	968	601
Equity shareholders' funds	3,056	3,472	577	370
Non-controlling interests	870	1,024	391	231
Total equity	3,926	4,496	968	601

Statement of cash flows
Net cash flow from operating activities	1,992	1,758	477	481
Net cash flow from investing activities	(555)	(556)	(239)	(109)
Net cash flow from financing activities	(1,214)	(1,410)	(192)	(314)
Net cash flow	223	(208)	46	58
Cash and cash equivalents brought forward	684	887	226	159
Exchange (loss)/gain on cash and cash equivalents	(81)	5	1	9
Cash and cash equivalents	826	684	273	226